Ordinary shares, preference shares and other equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Disclosure of called up share capital, allotted and fully paid

Called up share capital, allotted and fully paid and other equity instruments
	Barclays Bank Group			Barclays Bank Group
	Ordinary share capital	Preference share capital	Total share capital	Other equity instruments
	£m	£m	£m	£m
As at 1 January 2025	2,342	6	2,348	9,604
AT1 securities issuance	—	—	—	2,770
AT1 securities redemption	—	—	—	(1,928)
As at 31 December 2025	2,342	4	2,346	10,446

As at 1 January 2024	2,342	6	2,348	10,765
AT1 securities issuance	—	—	—	970
AT1 securities redemption	—	—	—	(2,131)
As at 31 December 2024	2,342	6	2,348	9,604

Disclosure of AT1 equity instruments

AT1 equity instruments
		2025	2024
	Initial call date	£m	£m
AT1 equity instruments - Barclays Bank Group
7.125% Perpetual Subordinated Contingent Convertible Securities	2025	—	299
6.375% Perpetual Subordinated Contingent Convertible Securities	2025	—	495
6.125% Perpetual Subordinated Contingent Convertible Securities (USD1,500m)	2025	—	1,134
8.875% Perpetual Subordinated Contingent Convertible Securities	2027	1,237	1,237
8.300% Perpetual Subordinated Contingent Convertible Securities (SGD450m)	2027	263	263
4.375% Perpetual Subordinated Contingent Convertible Securities (USD1,500m)	2028	1,072	1,072
7.300% Perpetual Subordinated Contingent Convertible Securities (SGD400m)	2028	247	247
9.250% Perpetual Subordinated Contingent Convertible Securities	2028	866	866
8.000% Perpetual Subordinated Contingent Convertible Securities (USD2,000m)	2029	1,634	1,634
9.625% Perpetual Subordinated Contingent Convertible Securities (USD1,750m)	2029	1,386	1,386
5.400% Perpetual Subordinated Contingent Convertible Securities (SGD600m)	2030	352	352
8.500% Perpetual Subordinated Contingent Convertible Securities	2030	619	619
4.650% Perpetual Subordinated Contingent Convertible Securities (SGD500m)	2031	288	—
7.625% Perpetual Subordinated Contingent Convertible Securities (USD1,500m)	2035	1,174	—
6.125% Perpetual Subordinated Contingent Convertible Securities (EUR1,500m)	2035	1,308	—
		10,446	9,604